Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Unearned ESOP shares	Total
Balance, beginning at Dec. 31, 2009	$ 975,000	$ 3,968	$ 5,854,766		$ (9,237,239)	$ (1,142,101)	$ (3,545,606)
Balance, beginning, (in shares) at Dec. 31, 2009	269,608	3,968,078
Convertible Series B Preferred sold in private placement	380,000						380,000
Convertible Series B Preferred sold in private placement (in shares)	131,347
Common shares issued in exchange for services		140	350,380				350,520
Common shares issued in exchange for services (in shares)		139,799
Conversion of the June 2009 convertible debt		57	124,943				125,000
Conversion of the June 2009 convertible debt (in shares)		57,609
Common stock issued upon cashless exercise of warrants		19	(19)
Common stock issued upon cashless exercise of warrants (in shares)		18,545
Common stock issued to induce the exercise of warrants		30	77,677				77,707
Common stock issued to induce the exercise of warrants (in shares)		29,842
Common stock issued upon exercise of stock options		415	623,117				623,532
Common stock issued upon exercise of stock options (in shares)		415,000
Common stock issued for acquisition of CMAC, Inc.		452	944,548				945,000
Common stock issued for acquisition of CMAC, Inc. (in shares)		452,097
Warrant liability			80,500				80,500
Reverse recapitalization transaction:
Accrued dividends on preferred stock	130,738				(130,738)
Employee stock-based compensation			183,083				183,083
Principal payment from ESOP						118,538	118,538
Net loss					(2,208,799)		(2,208,799)
Balance, ending at Dec. 31, 2010	1,485,738	5,081	8,238,995		(11,576,776)	(1,023,563)	(2,870,525)
Balance, ending, (in shares) at Dec. 31, 2010	400,955	5,080,970
Common shares issued in exchange for services		66	157,784				157,850
Common shares issued in exchange for services (in shares)		65,969
Reverse recapitalization transaction:
Shares deemed issued to Comamtech stockholders in exchange for net assets contributed		2,187	3,945,500				3,947,687
Shares deemed issued to Comamtech stockholders in exchange for net assets contributed (in shares)		2,186,869
Expenses related to reverse recapitalization			(730,324)				(730,324)
Accrued dividends on preferred stock	304,826				(485,989)		(181,163)
Employee stock-based compensation			200,024				200,024
Repurchase shares of common stock				(204,664)			(204,664)
Issuance of common shares for finders fee		154	353,777				353,931
Issuance of common shares for finders fee (in shares)		153,883
Issuance of shares in connection with Exchange Agreement	4,529,065	695	2,348,162				6,877,922
Issuance of shares in connection with Exchange Agreement (in shares)	1,415,334	695,100
Principal payment from ESOP						124,761	124,761
Net loss					(5,168,027)		(5,168,027)
Balance, ending at Dec. 31, 2011	$ 6,319,629	$ 8,183	$ 14,513,918	$ (204,664)	$ (17,230,792)	$ (898,802)	$ 2,507,473
Balance, ending, (in shares) at Dec. 31, 2011	1,816,289	8,182,791